Revenue, Other Income and Other Gain - Schedule of Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure f Other Operating Incomeo [Line Items]
Bank interest income	$ 4,178	$ 2	$ 2
Other interest income (note a)	5,525	6,551
Interest income from the immediate holding company (Note 30(A)(iv)) (Note 30(B)(i))	10,489	9,703	14,926
Government grant (note b)		151
Others	2,750	1,656	1,221
Total Other Income	$ 22,942	$ 18,063	$ 16,149